Finance lease liabilities - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2024 USD ($) vessel teu	Dec. 31, 2023 USD ($) teu vessel
Lessee, Lease, Description [Line Items]
Weighted average interest rate on obligations related to finance leases	6.70%		6.70%
Vessels
Lessee, Lease, Description [Line Items]
Lease financing, number of vessels | vessel			7	1
Capacity of vessels purchased | teu				14,000
Pre-determined purchase price per vessel	$ 61,600		$ 387,400	$ 61,600
Purchase commitment, remaining minimum amount	422,361		422,361	70,701
Unrecorded unconditional purchase obligation	$ 12,964		$ 12,964	$ 4,242
Vessels | Forecast
Lessee, Lease, Description [Line Items]
Lease financing, number of vessels | vessel		7
Vessels | Minimum
Lessee, Lease, Description [Line Items]
Capacity of vessels purchased | teu			10,000
Pre-determined purchase price per vessel			$ 42,000
Vessels | Maximum
Lessee, Lease, Description [Line Items]
Capacity of vessels purchased | teu			14,000
Pre-determined purchase price per vessel			$ 61,600